COMMITMENTS AND CONTINGENCY - OFFICE LEASES (Details) - Jun. 30, 2019	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCY
2020	$ 273,066	¥ 1,875,092
Total	$ 273,066	¥ 1,875,092